UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	May 12, 2005

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  306331

                                 Form 13F INFORMATION TABLE
                                                                          	VALUE     QUANTITY   SH/     PUT/    INV      OTH    VTG
NAME OF ISSUER	              CLASS	CUSIP 	(X$1000)	 OF SHARES   PRN   CALL  DSCRN MGR   AUT

American Express	                COM      025816109    12,646        246,170         SH       NA     SOLE     NA    SOLE
Automatic Data Proc'g 	COM      053015103	   7,507        167,000         SH       NA     SOLE     NA    SOLE
Bard C R                                  COM      067383109      6,862        100,800         SH       NA     SOLE     NA    SOLE
Becton, Dickinson         	COM      075887109      9,996        171,100         SH       NA     SOLE     NA    SOLE
Berkshire Hathaway B  	COM      084670207    14,706            5,149         SH       NA     SOLE     NA    SOLE
Berkshire Hathaway      	COM      084670108         348                  4         SH       NA     SOLE     NA    SOLE
Coca-Cola                      	COM      191216100    10,036        240,850         SH       NA     SOLE     NA    SOLE
Dell Inc.                         	COM      24702R101   13,539        352,400         SH       NA     SOLE     NA    SOLE
Gillette                           	COM      375766102    10,742        212,800         SH       NA     SOLE     NA    SOLE
Goldman Sachs             	COM      38141G104   13,540        123,100         SH       NA     SOLE     NA    SOLE
Guidant Corp.                	COM      401698105    11,403        154,300         SH       NA     SOLE     NA    SOLE
Hershey Company         	COM      427866108    12,703        210,100         SH       NA     SOLE     NA    SOLE
Int'l Bus. Machines        	COM      459200101      9,750        106,700         SH       NA     SOLE     NA    SOLE
Johnson & Johnson                    COM      478160104    14,764        219,840         SH       NA     SOLE     NA    SOLE
Lauder Estee Cos           	COM      518439104      9,365        208,200         SH       NA     SOLE     NA    SOLE
McDonald's Corp.                     COM      580135101    13,194        423,700         SH       NA     SOLE     NA    SOLE
McGraw-Hill Cos.         	COM      580645109      9,301        106,600         SH       NA     SOLE     NA    SOLE
Medtronic Inc.               	COM      585055106      8,758        171,900         SH       NA     SOLE     NA    SOLE
Merck & Co.                 	COM      589331107      6,330        195,560         SH       NA     SOLE     NA    SOLE
Microsoft Corp.             	COM      594918104      8,943        370,000         SH       NA     SOLE     NA    SOLE
Moody's Corporation     	COM      615369105      8,620        106,600         SH       NA     SOLE     NA    SOLE
Morgan Stanley             	COM      617446448      9,561        167,000         SH       NA     SOLE     NA    SOLE
NIKE, Inc. 'B'               	COM      654106103     15,279       183,400         SH       NA     SOLE     NA    SOLE
Omnicom Group            	COM      681919106      7,498          84,700         SH       NA     SOLE     NA    SOLE
Oracle                          	COM      68389X105    10,447       837,100         SH       NA     SOLE     NA    SOLE
Patterson Cos. Inc.       	COM      703395103     11,553       231,300         SH       NA     SOLE     NA    SOLE
PepsiCo, Inc.                	COM      713448108     12,398       233,800         SH       NA     SOLE     NA    SOLE
Pfizer, Inc.                   	COM      717081103       5,112       194,600         SH       NA     SOLE     NA    SOLE
Time-Warner Inc.         	COM      887317105       5,411       308,300         SH       NA     SOLE     NA    SOLE
United Parcel  Service   	COM      911312106       4,772         65,600         SH       NA     SOLE     NA    SOLE
Wrigley (Wm.) Jr.        	COM      982526105     11,248       171,540         SH       NA     SOLE     NA    SOLE

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